STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.8%
Capital Goods - 10.7%
AerCap Holdings	5,361	[a]	244,354
Array Technologies	3,604	[a]	155,477
Construction Partners, Cl. A	14,368	[a]	418,252
Curtiss-Wright	1,338		155,676
Energy Recovery	13,254	[a,b]	180,785
Kornit Digital	6,528	[a]	581,841
Mercury Systems	4,621	[a]	406,925
Novus Capital	11,959	[a]	187,158
Proto Labs	687	[a]	105,386
Ribbit LEAP	1,199	[a,b]	17,949
SiteOne Landscape Supply	1,212	[a]	192,260
The AZEK Company	3,376	[a]	129,807
			2,775,870
Consumer Durables & Apparel - 1.6%
Callaway Golf	5,626	[a,b]	135,080
YETI Holdings	4,109	[a]	281,343
			416,423
Consumer Services - 1.9%
OneSpaWorld Holdings	6,135	[a,b]	62,209
Planet Fitness, Cl. A	5,641	[a]	437,911
			500,120
Energy - .8%
Cactus, Cl. A	7,694		200,583
Food & Staples Retailing - 1.2%
Grocery Outlet Holding	7,868	[a,b]	308,819
Food, Beverage & Tobacco - 3.6%
Calavo Growers	3,879		269,319
Freshpet	4,776	[a]	678,144
			947,463
Health Care Equipment & Services - 10.5%
1Life Healthcare	12,587	[a,b]	549,423
Accolade	259	[a,b]	11,266
American Well, Cl. A	244	[a,b]	6,181
AtriCure	3,771	[a]	209,932
Evolent Health, Cl. A	9,956	[a,b]	159,595
Health Catalyst	4,651	[a]	202,458
iRhythm Technologies	2,276	[a,b]	539,890
Nevro	1,086	[a]	187,987
Oak Street Health	63	[a]	3,853

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Health Care Equipment & Services - 10.5% (continued)
Outset Medical	17	[a]	966
Tabula Rasa HealthCare	6,939	[a,b]	297,267
Teladoc Health	2,202	[a]	440,312
TransMedics Group	5,470	[a]	108,853
			2,717,983
Household & Personal Products - 1.5%
Inter Parfums	6,630	[a]	401,049
Insurance - 2.8%
BRP Group, Cl. A	6,800	[a]	203,796
Palomar Holdings	5,812	[a]	516,338
			720,134
Materials - 1.2%
Alamos Gold, Cl. A	11,050		96,688
Constellium	15,340	[a]	214,607
			311,295
Pharmaceuticals Biotechnology & Life Sciences - 24.0%
10X Genomics, CI. A	1,654	[a]	234,206
Acceleron Pharma	992	[a,b]	126,916
Adaptive Biotechnologies	2,321	[a]	137,241
Amicus Therapeutics	7,455	[a]	172,136
Arena Pharmaceuticals	3,980	[a]	305,783
Ascendis Pharma, ADR	644	[a,b]	107,406
AVROBIO	5,024	[a]	70,035
Beam Therapeutics	2,615	[a,b]	213,489
Biohaven Pharmaceutical Holding	2,886	[a]	247,359
Blueprint Medicines	782	[a]	87,701
CareDx	2,353	[a]	170,475
Crinetics Pharmaceuticals	8,179	[a]	115,406
Denali Therapeutics	2,304	[a,b]	192,983
Dyne Therapeutics	3,782	[a]	79,422
FibroGen	4,122	[a,b]	152,885
Generation Bio	2,414	[a,b]	68,437
GW Pharmaceuticals, ADR	1,067	[a,b]	123,142
Iovance Biotherapeutics	4,561	[a,b]	211,630
MeiraGTx Holdings	3,422	[a]	51,809
NanoString Technologies	4,497	[a]	300,759
Natera	3,539	[a]	352,201
NeoGenomics	4,528	[a]	243,788
Pacific Biosciences of California	12,017	[a]	311,721
Passage Bio	4,601	[a,b]	117,648
Pliant Therapeutics	2,458	[a]	55,846
PTC Therapeutics	3,443	[a]	210,126
Quanterix	6,320	[a]	293,880
Sarepta Therapeutics	917	[a]	156,339

Description	Shares		Value ($)
Common Stocks - 95.8% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 24.0% (continued)
Twist Bioscience	3,811	[a]	538,456
Ultragenyx Pharmaceutical	1,653	[a,b]	228,825
uniQure	3,212	[a]	116,050
Veracyte	2,551	[a]	124,846
Xenon Pharmaceuticals	13,688	[a]	210,521
Zogenix	5,655	[a]	113,043
			6,242,510
Real Estate - 1.6%
Physicians Realty Trust	6,560	[b,c]	116,768
Redfin	4,481	[a]	307,531
			424,299
Retailing - 3.7%
National Vision Holdings	9,603	[a,b]	434,920
Ollie's Bargain Outlet Holdings	2,150	[a,b]	175,806
Stitch Fix, Cl. A	6,062	[a,b]	355,961
			966,687
Semiconductors & Semiconductor Equipment - 2.4%
Power Integrations	3,458		283,072
Semtech	4,582	[a]	330,316
			613,388
Software & Services - 21.5%
CACI International, Cl. A	1,431	[a]	356,791
Everbridge	4,233	[a,b]	631,013
HubSpot	1,173	[a]	465,024
Medallia	18,879	[a]	627,160
Mimecast	5,511	[a]	313,245
nCino	2,063	[a,b]	149,382
Proofpoint	2,241	[a]	305,695
Q2 Holdings	3,365	[a,b]	425,773
Rapid7	6,990	[a,b]	630,218
Shift4 Payments, Cl. A	3,919	[a]	295,493
Twilio, Cl. A	2,834	[a]	959,309
Zendesk	3,007	[a]	430,362
			5,589,465
Technology Hardware & Equipment - 3.0%
Littelfuse	584		148,721
Lumentum Holdings	3,030	[a]	287,244
NETGEAR	2,891	[a]	117,461
nLight	6,536	[a]	213,400
			766,826
Telecommunication Services - 3.3%
Bandwidth, Cl. A	5,636	[a,b]	866,084

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.8% (continued)
Transportation - .5%
Marten Transport		8,200		141,286
Total Common Stocks (cost $14,679,986)				24,910,284

Exchange-Traded Funds - .7%
Registered Investment Companies - .7%
iShares Russell 2000 Growth ETF (cost $147,709)		651	[b]	186,642
	1-Day Yield (%)
Investment Companies - 3.2%
Registered Investment Companies - 3.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $822,973)	0.09	822,973	[d]	822,973

Investment of Cash Collateral for Securities Loaned - 4.5%
Registered Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,159,285)	0.05	1,159,285	[d]	1,159,285
Total Investments (cost $16,809,953)		104.2%		27,079,184
Liabilities, Less Cash and Receivables		(4.2%)		(1,079,454)
Net Assets		100.0%		25,999,730

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

b Security, or portion thereof, on loan. At December 31, 2020, the value of the fund’s securities on loan was $5,755,042 and the value of the collateral was $5,975,137, consisting of cash collateral of $1,159,285 and U.S. Government & Agency securities valued at $4,815,852.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Small Cap Growth Fund

December 31, 2020 (Unaudited)

The following is a summary of the inputs used as of December 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	24,910,284	-	-	24,910,284
Exchange-Traded Funds	186,642	-	-	186,642
Investment Companies	1,982,258	-	-	1,982,258

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2020, accumulated net unrealized appreciation on investments was $10,269,231, consisting of $10,378,522 gross unrealized appreciation and $109,291 gross unrealized depreciation.

At December 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.